united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2020

Item 1. Reports to Stockholders.

CP High Yield Trend ETF

HYTR

Semi-Annual Report
June 30, 2020

1-844-509-2775
www.cpetfs.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.cpetfs.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholders,

The CP High Yield Trend ETF (the “Fund”) tracks the CP High Yield Trend Index. This index is designed to provide investors access to a tactical high yield strategy, all within a tax-efficient ETF wrapper. The Fund alternates positioning between US high yield corporate ETFs and 3-7 year US Treasury ETFs. The index is rebalanced daily with maximum daily changes in allocation to US high yield or treasuries set at 20% increments.

For some background, the index uses two sets of indicators to form what is known as an “ensemble” model. The first set of indicators is 101 simple moving averages, from 100 days to 200 days, tracking the HYG ETF as its indicator. This receives 75% of the model’s weight. The remaining 25% of the model’s weighting comes from 101 momentum indicators, looking back to see if the return is positive from between 100 to 200 trading days ago versus today.

As the COVID crisis developed, the index and ETF responded alike, and reduced exposure to high yield corporate bond ETFs for most of the March 2020 through June 2020 period. The Fund experienced a maximum drawdown of -7.9% while some passive liquid high yield bond indexes underlying many other high yield bond ETFs fell much more.

Starting in June, the model has regained exposure to the US high yield bond market as it has stabilized in response to intervention from the Federal Reserve. We anticipate that an exit from the crisis will likewise create a lower volatility environment for the strategy. Until then, the Fund is by design positioned to be responsive to adverse moves in the US high yield corporate bond market.

Sincerely,

Michael Krause and Joseph Engelberg

Portfolio Managers of HYTR ETF

3823-NLD-7/20/2020

CP High Yield Trend ETF
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

Average Annual Total Return through June 30, 2020*, as compared to its benchmark:

Since Inception (1)
CP High Yield Trend ETF - NAV	(7.38)%
CP High Yield Trend ETF - Market Price	(7.50)%
CP High Yield Trend Index (2)	(7.15)%
Bloomberg Barclays U.S. Aggregate Bond Index (3)	5.25%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.cpetfs.com or by calling 1-844-509-2775. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2022, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) will not exceed 0.60% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the adviser. The Fund’s total annual operating expenses are 1.48% per the December 27, 2019 Prospectus.

(1)	As of the close of business on the day of commencement of operations on January 21, 2020.

(2)	The CP High Yield Trend Index is composed, in 20% increments, of U.S. high yield corporate bonds (“junk bonds”) with the remainder in U.S. Treasury ETFs. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(3)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2020

Holdings By Asset Type	% of Net Assets
Exchange Traded Funds	99.6%
Other Assets in Excess of Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed listing of the Fund’s holdings.

CP High Yield Trend ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 99.6%
	FIXED INCOME FUNDS - 99.6%
71,639	iShares 3-7 Year Treasury Bond ETF	$9,575,985
14,862	iShares iBoxx High Yield Corporate Bond ETF	1,213,036
12,003	SPDR Bloomberg Barclays High Yield Bond ETF	1,214,224
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,042,620)	12,003,245

	TOTAL INVESTMENTS - 99.6% (Cost - $12,042,620)	$12,003,245
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%	44,807
	NET ASSETS - 100.0%	$12,048,052

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

CP HIGH YIELD TREND ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

ASSETS
Investment securities:
At cost	$12,042,620
At value	$12,003,245
Cash and cash equivalents	53,662
Receivable for securities sold	2,370,804
Receivable due from advisor	8,770
TOTAL ASSETS	14,436,481

LIABILITIES
Payable for securities purchased	2,362,073
Payable to related parties	1,526
Other accrued expenses and other liabilities	24,830
TOTAL LIABILITIES	2,388,429
NET ASSETS	$12,048,052

NET ASSETS CONSIST OF:
Paid in capital	$12,900,910
Accumulated losses	(852,858)
NET ASSETS	$12,048,052

NET ASSET VALUE PER SHARE:
Net Assets	$12,048,052
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	525,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$22.95

See accompanying notes to financial statements.

CP HIGH YIELD TREND ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period* Ended June 30, 2020

INVESTMENT INCOME
Dividends	$106,797
TOTAL INVESTMENT INCOME	106,797

EXPENSES
Investment advisory fees	24,042
Administrative services fees	23,631
Professional fees	18,916
Transfer agent fees	8,357
Trustees fees and expenses	6,598
Printing and postage expenses	5,059
Custodian fees	4,624
Compliance officer fees	4,398
Insurance expense	2,463
Other expenses	5,939
TOTAL EXPENSES	104,027

Less: Fees waived/expenses reimbursed by the adviser	(74,876)

NET EXPENSES	29,151

NET INVESTMENT INCOME	77,646

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments	(809,709)
Net change in unrealized depreciation on:
Investments	(39,375)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(849,084)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(771,438)

*	The CP High Yield Trend ETF commenced operations on January 21, 2020.

See accompanying notes to financial statements.

CP HIGH YIELD TREND ETF
STATEMENT OF CHANGES IN NET ASSETS

For the
Period* Ended
June 30, 2020
(Unaudited)
FROM OPERATIONS:
Net investment income	$77,646
Net realized loss from investments	(809,709)
Net change in unrealized depreciation on investments and options written	(39,375)
Net decrease in net assets resulting from operations	(771,438)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(81,420)
Net decrease in net assets resulting from distributions to shareholders	(81,420)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	13,490,136
Payments for shares redeemed	(589,226)
Net increase in net assets resulting from shares of beneficial interest	12,900,910

TOTAL INCREASE IN NET ASSETS	12,048,052

NET ASSETS
Beginning of Period	—
End of Period	$12,048,052

SHARE ACTIVITY
Shares Sold	550,000
Shares Redeemed	(25,000)
Net increase in shares of beneficial interest outstanding	525,000

*	The CP High Yield Trend ETF commenced operations on January 21, 2020.

See accompanying notes to financial statements.

CP HIGH YIELD TREND ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	For the
	Period Ended
	June 30, 2020 (1)
	(Unaudited)

Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (2)	0.17
Net realized and unrealized loss on investments	(2.01)
Total from investment operations	(1.84)
Less distributions from:
Net investment income	(0.21)
Total distributions	(0.21)
Net asset value, end of period	$22.95
Market price, end of period *	$22.92
Total return (3)	(7.38	)% (4)
Net assets, at end of period (000s)	$12,048
Ratio of gross expenses to average net assets (6)	2.15	% (5)
Ratio of net expenses to average net assets (6)	0.60	% (5)
Ratio of net investment income to average net assets (7)	1.60	% (5)
Portfolio Turnover Rate (8)	420	% (4)

(1)	The CP High Yield Trend ETF commenced operations on January 21, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 6)

*	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

See accompanying notes to financial statements.

CP High Yield Trend ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

The CP High Yield Trend ETF (the “Fund”) is a diversified series of Northern Lights Fund Trust III (the “Trust”), a trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to provide investment results that track, before fees and expenses, the performance of the CP High Yield Trend Index (the “Index”). The Fund commenced operations on January 21, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value, including the short-term investment currently held. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major-market maker in the securities. Short term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective net asset values as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the lasted reported sales price or official closing price. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third

CP High Yield Trend ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

CP High Yield Trend ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$12,003,245	$—	$—	$12,003,245
Total	$12,003,245	$—	$—	$12,003,245

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund. Dividends that represent long term capital gain distributions from underlying investments are reclassified out of dividend income and presented separately for financial reporting purposes. The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2020 tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the period ended June 30, 2020, the Fund did not incur any interest or penalties. The Fund is not aware of

CP High Yield Trend ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit account which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $45,923,146 and $45,910,832, respectively.

For the period ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $13,428,708 and $588,693, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio, and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. For the period ended June 30, 2020, the Fund incurred $24,042 in advisory fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2022, to insure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 0.60% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment by the Adviser from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Adviser. During the period ended June 30, 2020, the Adviser waived $74,876 of fees which are subject to recapture until December 31, 2023.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan as

CP High Yield Trend ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

amended (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Fund shares. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Fund shares for such distribution and shareholder service activities. As of June 30, 2020, the Plan has not been activated. For period ended June 30, 2020, the Fund did not incur any distribution fees.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of Gemini Fund Services, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – An affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund as shown in the Statement of Operations. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund which are included in the chief compliance officer fees in the Statement of Operations.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund which are included in the printing and postage expenses in the Statement of Operations.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$12,042,620	$8,724	$(48,099)	$(39,375)

6.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by

CP High Yield Trend ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2020

the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the period ended June 30, 2020, the Fund received $1,400 in fixed fees. For the period ended June 30, 2020, the Fund did not receive any variable fees.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$200	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the iShares 3-7 Year Treasury Bond ETF (the “iShares ETF”). The iShares ETF seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years. The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2020, the percentage of the net assets invested in the iShares ETF was 79.5%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

CP High Yield Trend ETF
EXPENSE EXAMPLE (Unaudited)
June 30, 2020

ETFs have operating expenses. As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. A shareholder may incur brokerage commissions on their purchase and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending	Annualized
	Beginning	Account	Expense	Expenses Paid
	Account Value	Value	Ratio	During Period
Actual	1/21/20	6/30/20		1/21/20-6/30/20*
CP High Yield Trend ETF	$1,000.00	$926.20	0.60%	$2.54
Hypothetical***
(5% return before expenses)	1/1/20	6/30/20		1/1/20-6/30/20**

CP High Yield Trend ETF	$1,000.00	$ 1,021.88	0.60%	$3.02

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (161) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended June 30, 2020.

For more information about current performance, holdings, or historical premiums/discounts, please visit our website at www.cpetfs.com.

CP High Yield Trend ETF
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

Approval of Advisory Agreement – CP High Yield Trend ETF

In connection with a meeting held on November 19-20, 2019, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to the Fund. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Fund and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board recognized that the Adviser developed quantitative, behavioral-driven investment strategies and had approximately $407 million in assets under management. The Board noted that the Adviser’s investment personnel had a wide range of experience with portfolio management, compliance, research and marketing. The Board observed that the Adviser designed risk mitigation as part of the investment model for the Fund. The Board acknowledged that the Adviser would monitor the Fund daily for compliance and to ensure that investment decisions were consistent with its investment restrictions and limitations and to track the index. The Board noted that the Adviser represented that neither it, nor the index calculation agent, had any regulatory compliance or litigation issues in the past 36 months. The Board commented that the Adviser would select broker-dealers based on an annual analysis of quality of execution, competitive commissions and the benefits the Fund received. The Board expressed its familiarity with the Adviser and experience with the portfolio managers. The Board determined that it could expect the Adviser to devote sufficient resources to support the Fund. The Board concluded that the Adviser could be expected to provide satisfactory service to the Fund and its shareholders.

Performance. The Board noted that the Fund had not yet commenced operations and remarked that, based on the other funds the Adviser managed in the Trust, the Adviser had the ability to implement investment strategies effectively. The Board reviewed the performance of a mutual fund the Adviser managed with a similar high yield trend-following investment strategy. The Board discussed that the mutual fund outperformed its benchmark over the 3-year period and generated positive returns since inception. Although past performance is not indicative of future returns, the Board concluded that the Adviser had the potential to provide satisfactory results to the Fund and its shareholders.

Fees and Expenses. The Board noted that the Adviser proposed an annual advisory fee of 0.50% for the Fund, which was lower than its peer group and Morningstar category averages and medians. The Board observed that the Fund’s estimated net expense ratio of 0.55% was lower than the peer group average and median and lower than the average of the Morningstar category, and only three basis points higher than the category median. The Board noted that the Fund would seek to offer improved risk-adjusted returns versus its peer group and Morningstar category medians and that, even though the Fund would be a passive ETF, the Adviser would actively manage the portfolio in order to track the index. Given these considerations, the Board concluded that the Adviser’s proposed advisory fee was not unreasonable.

Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth. The Board concluded that, based on the anticipated size of the Fund, meaningful economies justifying breakpoints would be unlikely during the initial term of the Advisory Agreement, but noted that the Adviser agreed to discuss the implementation of breakpoints as the Fund’s assets grew and the Adviser achieved economies of scale related to its operations. The Board agreed to monitor and revisit the issue at the appropriate time.

CP High Yield Trend ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with the Fund’s operation. The Board noted that the Adviser expected to realize a profit over the initial two-year term of the Advisory Agreement with respect to the Fund. The Board agreed that, even if the Fund’s asset levels outpaced the Adviser’s expectations, it would likely not cause the Adviser’s expected profitability to be unreasonable or out of line in relation to the services it provided to the Fund. After further discussion, the Board concluded that the Adviser’s expected level of profitability was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the proposed advisory fee was not unreasonable and that approval of the Advisory Agreement was in the best interests of the Trust and future shareholders of the Fund.

CP High Yield Trend ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the period ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is or will be available without charge, upon request, by calling 1-844-509-2775 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-509-2775.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/3/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/3/2020

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/3/2020